Cover	Oct. 27, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	NXP Semiconductors N.V.
Entity File Number	001-34841
Entity Tax Identification Number	98-1144352
Entity Address, Address Line One	60 High Tech Campus
Entity Address, City or Town	Eindhoven
Entity Address, Country	NL
Entity Address, Postal Zip Code	5656 AG
Country Region	+31
City Area Code	40
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, EUR 0.20 par value
Trading Symbol	NXPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001413447
Amendment Flag	false
Local Phone Number	2729999
Entity Incorporation, State or Country Code	P7
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One	6501 W William Cannon Dr.
Entity Address, State or Province	TX
Entity Address, City or Town	Austin
Entity Address, Country	US
Entity Address, Postal Zip Code	78735
Country Region	+1
City Area Code	512
Local Phone Number	895 2000
Entity Incorporation, State or Country Code	X1